CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	66,158,741	64,506,055
Common shares, shares outstanding (in shares)	66,158,741	64,506,055